Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Predecessor Net Parent Investment	Total Class A Shareholders' Equity	Non-controlling Interest	Empire City	Empire City Additional Paid-in Capital	Empire City Accumulated Other Comprehensive Income (Loss)	Empire City Total Class A Shareholders' Equity	Empire City Non-controlling Interest	Park MGM Lease Transaction	Park MGM Lease Transaction Additional Paid-in Capital	Park MGM Lease Transaction Accumulated Other Comprehensive Income (Loss)	Park MGM Lease Transaction Total Class A Shareholders' Equity	Park MGM Lease Transaction Non-controlling Interest
Balance (in shares) at Dec. 31, 2015		0
Balance at Dec. 31, 2015	$ 6,058,959,000		$ 0	$ 0	$ 0	$ 6,058,959,000	$ 6,058,959,000	$ 0
Changes in equity:
Net income	(84,383,000)		0	0	0	(84,383,000)	(84,383,000)	0
Assumption of bridge facilities from MGM	(4,000,000,000)		0	0	0	(4,000,000,000)	(4,000,000,000)	0
Other contributions from MGM	1,893,502,000		0	0	0	1,893,502,000	1,893,502,000	0
Issuance of Class A shares (in shares)		0
Issuance of Class A shares	1,207,500,000		1,207,500,000	0	0	0	1,207,500,000	0
Initial public offering costs	(75,032,000)		(75,032,000)	0	0	0	(75,032,000)	0
Balance (in shares) at Dec. 31, 2015		0
Balance at Dec. 31, 2015	6,058,959,000		0	0	0	6,058,959,000	6,058,959,000	0
Changes in equity:
Net income	35,346,000
Acquisition Transaction	728,379,000		28,753,000	0	0	0	28,753,000	699,626,000
Northfield OpCo Transaction	0
Other comprehensive income - cash flow hedges	1,879,000
Balance (in shares) at Dec. 31, 2016		0
Balance at Dec. 31, 2016	5,608,261,000		1,363,130,000	(29,758,000)	445,000	0	1,333,817,000	4,274,444,000
Changes in equity:
Dividends declared	1.0382
Noncontrolling interest and additional paid-in capital	0	$ 0	201,785,000	0	0	(3,868,078,000)	(3,666,293,000)	3,666,293,000
Net income	119,729,000		0	29,938,000	0	0	29,938,000	89,791,000
Deemed contribution - tax sharing agreement	2,156,000		0	0	0	0	0	2,156,000
Dividends and distributions declared	(244,938,000)		0	(59,696,000)	0	0	(59,696,000)	(185,242,000)
Share-based compensation (shares)		0
Share-based compensation	510,000		124,000	0	0	0	124,000	386,000
Other comprehensive income - cash flow hedges	1,879,000		0	0	445,000	0	445,000	1,434,000
Balance (in shares) at Dec. 31, 2016		0
Balance at Dec. 31, 2016	5,608,261,000		1,363,130,000	(29,758,000)	445,000	0	1,333,817,000	4,274,444,000
Changes in equity:
Net income	165,990,000		0	41,775,000	0	0	41,775,000	124,215,000
Acquisition Transaction	296,409,000		19,372,000	0	11,000	0	19,383,000	277,026,000
Deemed contribution - tax sharing agreement	1,730,000		0	0	0	0	0	1,730,000
Dividends and distributions declared	(403,059,000)		0	(102,840,000)	0	0	(102,840,000)	(300,219,000)
Issuance of Class A shares (in shares)		0
Issuance of Class A shares	387,548,000		333,742,000	(4,125,000)	(109,000)	0	329,508,000	58,040,000
Share-based compensation (shares)		0
Share-based compensation	1,336,000		334,000	0	0	0	334,000	1,002,000
Northfield OpCo Transaction	0
Other comprehensive income - cash flow hedges	9,782,000		0	0	2,761,000	0	2,761,000	7,021,000
Other (shares)		0
Other	$ (258,000)		(88,000)	0	0	0	(88,000)	(170,000)
Balance (in shares) at Dec. 31, 2017	70,896,795	0
Balance at Dec. 31, 2017	$ 6,067,739,000	$ 0	1,716,490,000	(94,948,000)	3,108,000	0	1,624,650,000	4,443,089,000
Changes in equity:
Dividends declared	1.5975
Noncontrolling interest and additional paid-in capital	4,443,089,000
Net income	58,169,000			15,830,000			15,830,000	42,339,000
Deemed contribution - tax sharing agreement	1,231,000						0	1,231,000
Dividends and distributions declared	(111,733,000)			(29,777,000)			(29,777,000)	(81,956,000)
Share-based compensation	384,000		102,000				102,000	282,000
Other comprehensive income - cash flow hedges	16,355,000				4,358,000		4,358,000	11,997,000
Other	401,000		108,000				108,000	293,000
Balance (in shares) at Mar. 31, 2018		70,897,000
Balance at Mar. 31, 2018	6,032,546,000	$ 0	1,716,700,000	(108,895,000)	7,466,000		1,615,271,000	4,417,275,000
Changes in equity:
Dividends declared	$ 0.4200
Balance (in shares) at Dec. 31, 2017	70,896,795	0
Balance at Dec. 31, 2017	$ 6,067,739,000	$ 0	1,716,490,000	(94,948,000)	3,108,000	0	1,624,650,000	4,443,089,000
Changes in equity:
Net income	176,151,000
Northfield OpCo Transaction	(1,068,337,000)
Other comprehensive income - cash flow hedges	27,372,000
Balance (in shares) at Sep. 30, 2018		70,911,000
Balance at Sep. 30, 2018	$ 5,915,203,000	$ 0	1,711,813,000	(137,781,000)	10,404,000		1,584,436,000	4,330,767,000
Balance (in shares) at Dec. 31, 2017	70,896,795	0
Balance at Dec. 31, 2017	$ 6,067,739,000	$ 0	1,716,490,000	(94,948,000)	3,108,000	0	1,624,650,000	4,443,089,000
Changes in equity:
Net income	244,702,000		0	67,065,000	0	0	67,065,000	177,637,000
Deemed contribution - tax sharing agreement	5,745,000		0	0	0	0	0	5,745,000
Dividends and distributions declared	(461,582,000)		0	(123,025,000)	0	0	(123,025,000)	(338,557,000)
Share-based compensation (shares)		0
Share-based compensation	2,093,000		558,000	0	0	0	558,000	1,535,000
Northfield OpCo Transaction	(1,068,336,000)
Other comprehensive income - cash flow hedges	4,128,000		0	0	1,100,000	0	1,100,000	3,028,000
Other (shares)		0
Other	$ (17,319,000)		(4,377,000)	0	0	0	(4,377,000)	(12,942,000)
Balance (in shares) at Dec. 31, 2018	70,911,166	70,911,000
Balance at Dec. 31, 2018	$ 5,845,506,000	$ 0	1,712,671,000	(150,908,000)	4,208,000	0	1,565,971,000	4,279,535,000
Changes in equity:
Dividends declared	1.7350
Balance (in shares) at Mar. 31, 2018		70,897,000
Balance at Mar. 31, 2018	6,032,546,000	$ 0	1,716,700,000	(108,895,000)	7,466,000		1,615,271,000	4,417,275,000
Changes in equity:
Net income	48,059,000			13,146,000			13,146,000	34,913,000
Deemed contribution - tax sharing agreement	1,263,000						0	1,263,000
Dividends and distributions declared	(114,399,000)			(30,492,000)			(30,492,000)	(83,907,000)
Share-based compensation	556,000		149,000				149,000	407,000
Other comprehensive income - cash flow hedges	6,281,000				1,675,000		1,675,000	4,606,000
Other (shares)		14,000
Other	(3,000)		237,000				237,000	(240,000)
Balance (in shares) at Jun. 30, 2018		70,911,000
Balance at Jun. 30, 2018	5,974,303,000	$ 0	1,717,086,000	(126,241,000)	9,141,000		1,599,986,000	4,374,317,000
Changes in equity:
Dividends declared	0.4300
Net income	69,923,000			19,484,000			19,484,000	50,439,000
Deemed contribution - tax sharing agreement	2,418,000						0	2,418,000
Dividends and distributions declared	(116,395,000)			(31,024,000)			(31,024,000)	(85,371,000)
Share-based compensation	576,000		153,000				153,000	423,000
Other comprehensive income - cash flow hedges	4,736,000				1,263,000		1,263,000	3,473,000
Other	(20,358,000)		(5,426,000)				(5,426,000)	(14,932,000)
Balance (in shares) at Sep. 30, 2018		70,911,000
Balance at Sep. 30, 2018	5,915,203,000	$ 0	1,711,813,000	(137,781,000)	10,404,000		1,584,436,000	4,330,767,000
Changes in equity:
Dividends declared	0.4375
Net income	$ 68,551,000
Balance (in shares) at Dec. 31, 2018	70,911,166	70,911,000
Balance at Dec. 31, 2018	$ 5,845,506,000	$ 0	1,712,671,000	(150,908,000)	4,208,000	0	1,565,971,000	4,279,535,000
Changes in equity:
Noncontrolling interest and additional paid-in capital	4,279,535,000
Net income	66,364,000			19,955,000			19,955,000	46,409,000
Acquisition Transaction									$ 379,050,000	$ 23,940,000	$ (195,000)	$ 23,745,000	$ 355,305,000	$ 31,875,000	$ 2,512,000	$ (16,000)	$ 2,496,000	$ 29,379,000
Deemed contribution - tax sharing agreement	1,345,000						0	1,345,000
Dividends and distributions declared	(139,279,000)			(42,064,000)			(42,064,000)	(97,215,000)
Issuance of Class A shares (in shares)		19,550,000
Issuance of Class A shares	548,391,000		471,647,000		774,000		472,421,000	75,970,000
Share-based compensation	565,000		164,000				164,000	401,000
Other comprehensive income - cash flow hedges	(15,612,000)				(4,717,000)		(4,717,000)	(10,895,000)
Other	(1,288,000)		(389,000)				(389,000)	(899,000)
Balance (in shares) at Mar. 31, 2019		90,461,000
Balance at Mar. 31, 2019	6,716,917,000	$ 0	2,210,545,000	(173,017,000)	54,000		2,037,582,000	4,679,335,000
Changes in equity:
Dividends declared	$ 0.4650
Balance (in shares) at Dec. 31, 2018	70,911,166	70,911,000
Balance at Dec. 31, 2018	$ 5,845,506,000	$ 0	1,712,671,000	(150,908,000)	4,208,000	$ 0	1,565,971,000	4,279,535,000
Changes in equity:
Net income	202,686,000
Northfield OpCo Transaction	0
Other comprehensive income - cash flow hedges	$ (65,657,000)
Balance (in shares) at Sep. 30, 2019	95,468,067	95,468,000
Balance at Sep. 30, 2019	$ 6,384,304,000	$ 0	2,307,463,000	(216,824,000)	(16,129,000)		2,074,510,000	4,309,794,000
Balance (in shares) at Mar. 31, 2019		90,461,000
Balance at Mar. 31, 2019	6,716,917,000	$ 0	2,210,545,000	(173,017,000)	54,000		2,037,582,000	4,679,335,000
Changes in equity:
Net income	67,769,000			21,858,000			21,858,000	45,911,000
Deemed contribution - tax sharing agreement	2,275,000						0	2,275,000
Dividends and distributions declared	(136,671,000)			(43,310,000)			(43,310,000)	(93,361,000)
Issuance of Class A shares (in shares)		2,101,000
Issuance of Class A shares	64,908,000		52,294,000		(105,000)		52,189,000	12,719,000
Share-based compensation (shares)		77,000
Share-based compensation	524,000		164,000				164,000	360,000
Northfield OpCo Transaction	(298,957,000)		(27,441,000)	0	2,000		(27,439,000)	(271,518,000)
Other comprehensive income - cash flow hedges	(30,775,000)				(9,647,000)		(9,647,000)	(21,128,000)
Other	542,000		1,823,000				1,823,000	(1,281,000)
Balance (in shares) at Jun. 30, 2019		92,639,000
Balance at Jun. 30, 2019	6,386,532,000	$ 0	2,237,385,000	(194,469,000)	(9,696,000)		2,033,220,000	4,353,312,000
Changes in equity:
Dividends declared	0.4675
Net income	68,553,000			22,515,000			22,515,000	46,038,000
Deemed contribution - tax sharing agreement	1,979,000							1,979,000
Dividends and distributions declared	(138,730,000)			(44,870,000)			(44,870,000)	(93,860,000)
Issuance of Class A shares (in shares)		2,829,000
Issuance of Class A shares	86,063,000		70,338,000		(200,000)		70,138,000	15,925,000
Share-based compensation	519,000		166,000				166,000	353,000
Other comprehensive income - cash flow hedges	(19,270,000)				(6,233,000)		(6,233,000)	(13,037,000)
Other	$ (1,342,000)		(426,000)				(426,000)	(916,000)
Balance (in shares) at Sep. 30, 2019	95,468,067	95,468,000
Balance at Sep. 30, 2019	$ 6,384,304,000	$ 0	$ 2,307,463,000	$ (216,824,000)	$ (16,129,000)		$ 2,074,510,000	$ 4,309,794,000
Changes in equity:
Dividends declared	0.4700
Noncontrolling interest and additional paid-in capital	$ 4,309,794,000